26. Insurance	12 Months Ended
Dec. 31, 2019
Insurance
Insurance

The Company has insurance that covers fire and other damage to its assets and office buildings, and liabilities to third parties, among others. It also has civil liability insurance for the members of the Board of Directors and Board of Executive Officers (“D&O insurance”) and guarantee insurance for escrow deposit (as described in Note 19 (f)) and traditional guarantee insurance. The Company contracts insurance through bidding processes with the participation of the main Brazilian and international insurance companies that operate in Brazil.

As of December 31, 2019, the Company’s insurance coverage is as follows:

Coverage

Specified risks – fire	2,185,827
Engineering risk	1,960,248
Guarantee insurance for escrow deposit	500,000
Traditional guarantee insurance	100,000
Civil liability– D&O (Directors and Officers)	100,000
Civil liability – works	105,695
Domestic and international transportation	6,058
Civil liability – operations	5,000
Other	14
Total	4,962,842